Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Disclosure of goodwill [text block]

Goodwill

The changes in 2017 and 2018 were as follows:

Philips Group

Goodwill

in millions EUR

2017 - 2018

	2017	2018
Balance as of January 1:
Cost	11,151	9,074
Impairments	(2,253)	(1,343)
Book value	8,898	7,731

Changes in book value:
Acquisitions	1,548	465
Divestments and transfers to assets classified as held for sale	(1,878)	(3)
Translation differences and other	(836)	310

Balance as of December 31:
Cost	9,074	9,908
Impairments	(1,343)	(1,405)
Book value	7,731	8,503

Goodwill increased by EUR 465 million in 2018, mainly from the acquisition of EPD Solutions for an amount of EUR 262 million and other acquisitions for an amount of EUR 203 million. The further increase of EUR 310 million is mainly due to translation differences which impacted the goodwill denominated in USD.

In 2017, the increase of goodwill for the amount of EUR 1,548 million relates to Spectranetics for an amount of EUR 1,255 million and other acquisitions for an amount of EUR 293 million. Divestments of EUR 1,878 million primarily relate to the divestment of Signify. Information on the divestment of Signify can be found in Discontinued operations and assets classified as held for sale. The decrease of EUR 836 million is mainly due to translation differences which impacted the goodwill denominated in USD.

In 2018, the activities of Patient Care & Monitoring Solutions in the segment Connected Care & Health Informatics were split over two new cash-generating units: Monitoring & Analytics and Therapeutic Care. As a result of the change, the goodwill associated with Patient Care & Monitoring Solutions was allocated over these two new units based on the estimated fair value of Monitoring & Analytics and Therapeutic Care relative to the Q4 2017 Patient Care & Monitoring Solutions value in use calculation. The Therapeutic Care goodwill is considered not to be significant in comparison to the total book value of goodwill.

Goodwill impairment testing

For impairment testing, goodwill is allocated to (groups of) cash-generating units (typically one level below segment level), which represent the lowest level at which the goodwill is monitored internally for management purposes.

Goodwill allocated to the cash-generating units Image-Guided Therapy, Monitoring & Analytics and Sleep & Respiratory Care is considered to be significant in comparison to the total book value of goodwill for the Group at December 31, 2018. The amounts associated as of December 31, 2018 are presented below:

Philips Group

Goodwill allocated to the cash-generating units

in millions of EUR

2017 - 2018

	2017	2018
Image-Guided Therapy	2,242	2,357
Patient Care & Monitoring Solutions	1,349
Monitoring & Analytics		1,354
Sleep & Respiratory Care	1,819	1,925
Other (units carrying a non-significant goodwill balance)	2,321	2,867
Book value	7,731	8,503

The basis of the recoverable amount used in the annual impairment tests for the units disclosed in this note is the value in use. In the annual impairment test performed in the fourth quarter of 2018, the estimated recoverable amounts of the cash-generating units tested approximated or exceeded the carrying value of the units, therefore no impairment loss was recognized.

Key assumptions - general

Key assumptions used in the impairment tests for the units were sales growth rates, EBITA * and the rates used for discounting the projected cash flows. These cash flow projections were determined using the Royal Philips managements’ internal forecasts that cover an initial period from 2019 to 2021. Projections were extrapolated with stable or declining growth rates for a period of 4 years, after which a terminal value was calculated. For terminal value calculation, growth rates were capped at a historical long-term average growth rate. The mentioned 4 years is linked to managements' new internal forecasts of 2022-2025 that will be concluded in 2019, and was updated from 5 years as applied in 2017 to be aligned with the current Philips forecasting process.

The sales growth rates and EBITA * used to estimate cash flows are based on past performance, external market growth assumptions and industry long-term growth averages. EBITA * in all units mentioned in this note is expected to increase over the projection period as a result of volume growth and cost efficiencies.

Key assumptions and sensitivity analysis relating to cash-generating units to which a significant amount of goodwill is allocated

Cash flow projections of Image-Guided Therapy, Monitoring & Analytics and Sleep & Respiratory Care are based on the key assumptions included in the table below, which were used in the annual impairment test performed in the fourth quarter:

Philips Group

Key assumptions

in %

2018

	compound sales growth rate [1]
	initial forecast period	extra-polation period [2]	used to calculate terminal value [3]	pre-tax discount rates
Image-Guided Therapy	8.1	5.2	2.3	9.3
Monitoring & Analytics	6.5	4.0	2.3	9.9
Sleep & Respiratory Care	8.4	4.8	2.3	10.6
[1] Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
[2] Also referred to later in the text as compound long-term sales growth rate
[3] The historical long-term growth rate is only applied to the first year after the 4 year extrapolation period, after which no further growth is assumed for the terminal value calculation

The assumptions used for the 2017 cash flow projections were as follows:

Philips Group

Key assumptions

in %

2017

	compound sales growth rate [1]
	initial forecast period	extra-polation period [2]	used to calculate terminal value [3]	pre-tax discount rates
Image-Guided Therapy	5.3	4	2.3	10.9
Patient Care & Monitoring Solutions	3.8	4.8	2.3	12.3
Sleep & Respiratory Care	7.2	5.6	2.3	12.1

[1] Compound sales growth rate is the annualized steady nominal growth rate over the forecast period
[2] Also referred to later in the text as compound long-term sales growth rate
[3] The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation

The results of the annual impairment test of Image-Guided Therapy, Monitoring & Analytics and Sleep & Respiratory Care indicate that a reasonably possible change in key assumptions would not cause the value in use to fall to the level of the carrying value.

Additional information relating to cash-generating units to which a non-significant amount relative to the total goodwill is allocated

In addition to the significant goodwill recorded at the units mentioned above, Aging & Caregiving (formerly Home Monitoring) and Population Insights & Care (formerly Population Health Management) are sensitive to fluctuations in the assumptions as set out above.

Based on the most recent impairment test of the cash-generating unit Aging & Caregiving, it was noted that an increase of 300 points in the pre-tax discount rate, a 730 basis points decline in the compound long-term sales growth rate or a 39% decrease in terminal value would, individually, cause its recoverable amount to fall to the level of its carrying value. The goodwill allocated to Aging & Caregiving at December 31, 2018 amounts to EUR 43 million.

Based on the annual impairment test of the cash-generating unit Population Insights & Care, it was noted that an increase of 10 points in the pre-tax discount rate, a 30 basis points decline in the compound long-term sales growth rate or a 3% decrease in terminal value would, individually, cause its recoverable amount to fall to the level of its carrying value. The goodwill allocated to Population Insights & Care at December 31, 2018 amounts to EUR 207 million.

Impairment tests are performed based on forward looking assumptions, using the most recent available information. By their nature, these assumptions involve risk and uncertainty because they relate to future events and circumstances and there are many factors that could cause actual results and developments to differ materially from the plans, goals and expectations set forth in these assumptions. For the two cash-generating units Aging & Caregiving and Population Insights & Care there is a higher risk that those deviations might cause the recoverable amount to fall below the level of its carrying value.

For the other cash-generating units to which a non-significant amount relative to the total goodwill is allocated any reasonable change in assumptions would not cause the value in use to fall to the level of the carrying value.

* Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Information by segment and country.